T. ROWE PRICE GLOBAL ALLOCATION FUND

July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%

Common Stocks 0.2%
MercadoLibre (USD) (1)	1,070	1,203
Tenaris (EUR)	3,578	21
Tenaris, ADR (USD)	21,953	257
Total Argentina (Cost $638)		1,481

AUSTRALIA 0.6%

Common Stocks 0.6%
Australia & New Zealand Banking Group	14,127	180
BHP Group	40,008	1,053
BlueScope Steel	900	7
Challenger	36,819	114
Cochlear	1,247	170
CSL	669	130
Downer EDI	40,670	119
Evolution Mining	7,550	32
Fortescue Metals Group	2,862	36
Goodman Group	3,779	46
IDP Education	10,385	98
IGO	67,548	222
Incitec Pivot	65,010	85
Macquarie Group	3,743	329
Mirvac Group	22,849	34
Newcrest Mining	3,644	93
NEXTDC (1)	22,284	180
Northern Star Resources	12,201	139
oOh!media	85,648	45
OZ Minerals	12,896	125
Perseus Mining (1)	19,051	22
Regis Resources	1,760	7
Rio Tinto	1,882	138
Saracen Mineral Holdings (1)	2,868	13
Scentre Group	63,340	92

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

South32	284,591	418
Steadfast Group	60,357	145
Suncorp Group	14,798	90
Treasury Wine Estates	27,260	209
Worley	36,197	210
		4,581
Corporate Bonds 0.0%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2)	105,000	111
Boral Finance, 3.00%, 11/1/22 (USD) (2)	10,000	10
Transurban Finance, 4.125%, 2/2/26 (USD) (2)	15,000	16
Woodside Finance, 3.70%, 3/15/28 (USD) (2)	67,000	71
Woodside Finance, 4.50%, 3/4/29 (USD) (2)	105,000	118
		326
Total Australia (Cost $4,699)		4,907

AUSTRIA 0.2%

Common Stocks 0.2%
BAWAG Group (1)	19,743	725
Erste Group Bank (1)	26,177	586
voestalpine	553	12
Total Austria (Cost $1,500)		1,323

BELGIUM 0.2%

Common Stocks 0.2%
Anheuser-Busch InBev	6,267	340
Barco	3,889	77
Galapagos (1)	1,417	263
KBC Group	3,812	217
Umicore	5,269	249
Warehouses De Pauw, CVA	9,028	291
		1,437

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Corporate Bonds 0.0%
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46 (USD)	90,000	115
		115
Total Belgium (Cost $1,482)		1,552

BRAZIL 0.7%

Common Stocks 0.5%
B3	38,100	466
Banco Bradesco, ADR (USD)	1,376	6
Energias do Brasil	26,736	95
Grupo SBF (1)	12,300	68
Iguatemi Empresa de Shopping Centers	11,800	76
Lojas Renner	38,621	304
Pagseguro Digital, Class A (USD) (1)	5,327	204
Porto Seguro	12,000	124
Raia Drogasil	22,882	547
StoneCo, Class A (USD) (1)	25,523	1,218
Suzano (1)	16,256	131
Transmissora Alianca de Energia Eletrica	17,087	95
Vale	12,594	147
XP, Class A (USD) (1)	10,666	496
		3,977
Preferred Stocks 0.2%
Banco Bradesco (3)	88,337	378
Gerdau (3)	4,958	16
Itau Unibanco Holding (3)	179,146	924
Marcopolo (3)	140,000	80
		1,398
Total Brazil (Cost $4,554)		5,375

CANADA 1.3%

Common Stocks 1.1%
Agnico Eagle Mines	1,103	88
Alacer Gold (1)	431	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alamos Gold, Class A	472	5
Altus Group	5,500	175
B2Gold	4,794	33
Barrick Gold	7,563	219
Bausch Health (USD) (1)	24,393	446
CAE	5,600	84
Canadian Apartment Properties	809	29
Canadian Pacific Railway (USD)	437	120
Centerra Gold	783	10
Descartes Systems Group (1)	3,710	209
DIRTT Environmental Solutions (1)	30,667	51
Element Fleet Management	38,217	321
Enbridge (USD)	30,875	988
Endeavour Mining (1)	211	6
ERO Copper (1)	1,920	23
First Quantum Minerals	2,116	18
Franco-Nevada	2,179	348
Kelt Exploration (1)	5,539	7
Kinross Gold (1)	5,993	56
Kirkland Lake Gold	2,553	139
Lundin Mining	5,814	33
Magna International (USD)	24,220	1,118
Manulife Financial	6,500	87
National Bank of Canada	11,289	533
Osisko Gold Royalties	463	5
Pan American Silver	806	30
Restaurant Brands International (USD)	90	5
Sandstorm Gold (1)	701	7
Seven Generations Energy, Class A (1)	34,411	94
Shopify, Class A (1)	702	718
Spin Master (1)	6,858	128
Sprott Physical Gold Trust (USD) (1)(4)	13,900	219
Summit Industrial Income REIT	4,705	42
Sun Life Financial	13,981	545
Suncor Energy (USD)	1,429	22
TC Energy	3,250	148

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TC Energy (USD)	26,089	1,190
Teck Resources, Class B (USD)	1,268	13
TMX Group	1,753	179
Torex Gold Resources (1)	263	5
Toromont Industries	304	17
West Fraser Timber	462	23
Wheaton Precious Metals	2,017	109
Yamana Gold	4,465	29
		8,677
Corporate Bonds 0.1%
Bank of Montreal, Series D, 3.10%, 4/13/21 (USD)	215,000	219
Bank of Nova Scotia, 3.125%, 4/20/21 (USD)	205,000	209
Canadian Natural Resources, 2.95%, 1/15/23 (USD)	175,000	182
Canadian Natural Resources, 2.95%, 7/15/30 (USD)	110,000	113
Suncor Energy, 3.10%, 5/15/25 (USD)	70,000	76
Thomson Reuters, 3.35%, 5/15/26 (USD)	10,000	11
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)	145,000	148
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)	235,000	256
TransCanada PipeLines, 2.50%, 8/1/22 (USD)	20,000	21
		1,235
Government Bonds 0.1%
Province of Alberta, 2.20%, 7/26/22 (USD)	130,000	135
Province of Alberta, 3.30%, 3/15/28 (USD)	135,000	158
Province of British Columbia, 2.00%, 10/23/22 (USD)	15,000	16
Province of Manitoba, 2.60%, 4/16/24 (USD)	270,000	291
Province of New Brunswick, 3.625%, 2/24/28 (USD)	250,000	296
Province of Ontario, 2.55%, 2/12/21 (USD)	115,000	116
Province of Quebec, 2.875%, 10/16/24 (USD)	50,000	55
		1,067
Total Canada (Cost $9,132)		10,979

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(5)(6)	8,048	57
		57
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD)
(1)(5)(6)	1,944	161
		161
Total Cayman Islands (Cost $141)		218

CHILE 0.2%
Common Stocks 0.1%
Antofagasta (GBP)	30,391	404
Banco Santander Chile, ADR (USD)	24,668	422
		826
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)	250,000	269
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2)	220,000	235
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2)	200,000	215
		719
Total Chile (Cost $1,553)		1,545

CHINA 3.7%
Common Stocks 3.0%
58. com, ADR (USD) (1)	2,932	162
Alibaba Group Holding, ADR (USD) (1)	31,903	8,008
Anhui Conch Cement, H Shares (HKD)	75,000	567
Baidu, ADR (USD) (1)	4,198	501
Beijing Enterprises Holdings (HKD)	31,500	110
China Feihe (HKD)	88,000	169
China Mengniu Dairy (HKD)	245,000	1,150
China Merchants Bank, H Shares (HKD)	39,500	184
China Resources Beer Holdings (HKD)	62,000	431

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Country Garden Services Holdings (HKD)	96,000	579
CSPC Pharmaceutical Group (HKD)	129,600	273
ENN Energy Holdings (HKD)	12,700	154
Fosun International (HKD)	82,000	94
Greentown Service Group (HKD)	76,000	104
Haier Electronics Group (HKD)	62,000	216
Hengan International Group (HKD)	20,500	172
Hope Education Group (HKD)	706,000	237
Huazhu Group, ADR (USD)	912	31
Hygeia Healthcare Holdings (HKD) (1)	12,481	51
JOYY, ADR (USD) (1)	4,780	382
Li Auto, ADR (USD) (1)	4,596	74
Li Ning (HKD)	41,500	134
Luthai Textile, B Shares (HKD)	42,914	24
PICC Property & Casualty, H Shares (HKD)	448,000	354
Ping An Insurance Group, H Shares (HKD)	123,000	1,298
Renrui Human Resources Technology Holdings (HKD) (1)	7,000	28
Shandong Weigao Group Medical Polymer, H Shares (HKD)	112,000	285
Sino Biopharmaceutical (HKD)	187,000	244
Sinopharm Group, H Shares (HKD)	20,000	48
Sunny Optical Technology Group (HKD)	12,500	235
TAL Education Group, ADR (USD) (1)	7,104	555
Tencent Holdings (HKD)	88,154	6,047
Tencent Music Entertainment Group, ADR (USD) (1)	11,800	191
Trip. com Group, ADR (USD) (1)	9,807	267
Tsingtao Brewery, H Shares (HKD)	44,000	392
Vipshop Holdings, ADR (USD) (1)	5,800	132
Zhongsheng Group Holdings (HKD)	27,000	167
Zijin Mining Group, Class H (HKD)	40,000	25
		24,075
Common Stocks - China A Shares 0.6%
Anhui Conch Cement, A Shares (CNH)	17,800	156
Bafang Electric Suzhou, A Shares (CNH)	8,100	185
BTG Hotels Group, A Shares (CNH)	26,373	67
Fuyao Glass Industry Group, A Shares (CNH)	26,300	92
Gree Electric Appliances of Zhuhai, A Shares (CNH)	144,300	1,174

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Guangzhou Wondfo Biotech, A Shares (CNH)	4,620	64
Hangzhou Hikvision Digital Technology, A Shares (CNH)	78,600	416
Hualan Biological Engineering, A Shares (CNH)	21,608	201
Jason Furniture Hangzhou, A Shares (CNH)	20,880	171
Jiajiayue Group, A Shares (CNH)	36,200	225
Jiangsu Hengrui Medicine, A Shares (CNH)	8,500	115
Kweichow Moutai, A Shares (CNH)	3,330	799
Midea Group, A Shares (CNH)	23,300	239
Shandong Sinocera Functional Material, A Shares (CNH)	23,200	119
Shanghai International Airport, A Shares (CNH)	17,600	171
Yifeng Pharmacy Chain, A Shares (CNH)	40,320	498
Zhongji Innolight, A Shares (CNH)	13,700	116
		4,808
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $9
(USD) (1)(5)(6)	344	13
		13
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)	210,000	226
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2)	215,000	231
Tencent Holdings, 2.985%, 1/19/23 (USD) (2)	200,000	208
Weibo, 3.50%, 7/5/24 (USD)	255,000	270
		935
Total China (Cost $18,886)		29,831

CZECH REPUBLIC 0.0%

Common Stocks 0.0%
Komercni banka (1)	5,599	130
Total Czech Republic (Cost $206)		130

DENMARK 0.1%

Common Stocks 0.1%
Ambu, Class B	11,240	392
Ascendis Pharma, ADR (USD) (1)	688	95

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Netcompany Group (1)	3,187	230
Novo Nordisk, B Shares	2,645	174
ROCKWOOL International, B Shares	982	317
		1,208
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(7)	335,000	357
		357
Total Denmark (Cost $1,023)		1,565

EGYPT 0.0%
Common Stocks 0.0%
Edita Food Industries, GDR (USD)	7,020	22
Integrated Diagnostics Holdings (USD) (1)	20,997	85
Total Egypt (Cost $129)		107

FINLAND 0.2%
Common Stocks 0.2%
Huhtamaki (1)	2,497	111
Kojamo	2,130	53
Nokia	37,841	182
Sampo, A Shares	24,755	895
Stora Enso, R Shares	23,917	300
Terveystalo	8,857	92
UPM-Kymmene	795	21
Valmet	9,417	264
		1,918
Corporate Bonds 0.0%
Nordea Bank Abp, 1.00%, 6/9/23 (USD) (2)	205,000	207
		207
Total Finland (Cost $1,919)		2,125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FRANCE 1.8%

Common Stocks 1.6%
Air Liquide	7,690	1,265
Airbus (1)	2,615	191
ArcelorMittal (1)	2,688	30
AXA (8)	44,907	901
BioMerieux	681	110
BNP Paribas (1)	15,699	633
Dassault Aviation (1)	345	283
Edenred	2,904	144
Electricite de France	12,343	125
Engie (1)	45,634	608
EssilorLuxottica (1)	6,147	819
Eurofins Scientific (1)	515	337
Eutelsat Communications	7,516	76
Gecina	175	23
Ipsen	1,800	173
JCDecaux (1)	3,060	52
Kering	414	234
L'Oreal	1,570	527
Legrand	2,548	197
LVMH Moet Hennessy Louis Vuitton	156	68
Orange	8,802	103
Safran (1)	2,073	220
Sanofi	15,604	1,638
Schneider Electric	4,310	494
SEB	3,526	582
SMCP (1)(8)	11,349	49
SPIE	5,596	91
Teleperformance	1,924	563
Thales	13,814	999
Tikehau Capital	5,268	139
TOTAL (8)	26,205	992
Verallia	12,134	408
		13,074

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Corporate Bonds 0.2%
BPCE, 4.00%, 9/12/23 (USD) (2)	265,000	289
BPCE, 4.50%, 3/15/25 (USD) (2)	400,000	443
Credit Agricole, 3.75%, 4/24/23 (USD) (2)	250,000	269
Total Capital International, 2.434%, 1/10/25 (USD)	275,000	294
		1,295
Total France (Cost $13,570)		14,369

GEORGIA 0.0%

Common Stocks 0.0%
Georgia Capital (GBP) (1)	4,563	22
Total Georgia (Cost $37)		22

GERMANY 2.0%

Common Stocks 1.8%
adidas (1)	1,569	433
AIXTRON (1)	25,430	312
Aumann (1)	1,357	19
BASF	6,114	337
Bayer	17,283	1,148
Brenntag	1,767	109
Cancom	1,012	61
Covestro	6,639	258
Daimler	3,292	144
Deutsche Wohnen	1,435	70
Evotec (1)(8)	17,670	467
Fresenius (1)	7,658	382
GEA Group	14,374	519
HeidelbergCement	1,634	91
Hypoport (1)	305	143
Infineon Technologies	29,065	741
Instone Real Estate Group (1)	5,813	149
KION Group	8,709	666
Knorr-Bremse	5,825	682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MorphoSys (1)	1,756	225
Munich Re	4,949	1,312
Norma Group	12,830	357
SAP	8,562	1,352
Scout24	12,476	1,072
Shop Apotheke Europe (1)	1,896	284
Siemens	9,782	1,247
Siemens Healthineers	6,244	325
Stroeer (1)	2,456	168
Symrise	236	29
TeamViewer (1)	2,726	147
Telefonica Deutschland Holding	28,921	79
thyssenkrupp (1)	1,826	14
Zalando (1)	15,771	1,138
		14,480
Preferred Stocks 0.0%
Sartorius (3)	103	39
Volkswagen (1)(3)	838	123
		162
Corporate Bonds 0.2%
Bayer U. S. Finance II, 3.50%, 6/25/21 (USD) (2)	310,000	317
BMW U. S. Capital, 2.95%, 4/14/22 (USD) (2)	295,000	306
BMW U. S. Capital, 3.25%, 8/14/20 (USD) (2)	285,000	285
Volkswagen Group of America Finance, 2.70%, 9/26/22 (USD)
(2)	330,000	343
		1,251
Total Germany (Cost $13,525)		15,893

HONG KONG 0.5%

Common Stocks 0.4%
AIA Group	214,800	1,937
CK Hutchison Holdings	62,760	410
Galaxy Entertainment Group	9,000	61
Hang Lung Properties	18,000	44
Hong Kong Exchanges & Clearing	3,300	157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hongkong Land Holdings (USD)	25,600	98
Impro Precision Industries	225,000	77
JS Global Lifestyle	190,500	196
Samsonite International (1)	73,500	69
SITC International Holdings	129,000	129
Sun Hung Kai Properties	5,083	62
		3,240
Corporate Bonds 0.1%
AIA Group, 3.60%, 4/9/29 (USD) (2)	265,000	297
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.826%, 9/20/21
(USD) (2)	295,000	293
		590
Total Hong Kong (Cost $3,462)		3,830

HUNGARY 0.1%

Common Stocks 0.1%
OTP Bank (1)	12,591	451
Total Hungary (Cost $485)		451

INDIA 0.5%

Common Stocks 0.5%
Axis Bank	28,004	162
Bharti Infratel	27,365	70
Blue Star	9,450	61
Dr Lal Pathlabs	1,554	39
Escorts	11,124	168
HDFC Bank (1)	42,825	592
Hexaware Technologies	25,789	132
Housing Development Finance	49,758	1,186
ICICI Bank, ADR (USD) (1)	8,600	81
Infosys	48,189	621
Kotak Mahindra Bank	2,812	51
Maruti Suzuki India	3,465	289
NTPC	178,760	207

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Petronet LNG	19,332	64
Polycab India	7,057	78
Shriram Transport Finance	8,333	77
Shriram Transport Finance, Rights, 8/13/20 (1)	961	9
TeamLease Services (1)	3,013	74
Torrent Pharmaceuticals	5,059	180
Total India (Cost $4,069)		4,141

INDONESIA 0.2%

Common Stocks 0.2%
Astra International	690,100	243
Bank Central Asia	359,200	769
Bank Negara Indonesia Persero	272,400	86
Sarana Menara Nusantara	2,494,900	195
Total Indonesia (Cost $1,065)		1,293

IRELAND 0.3%

Common Stocks 0.1%
Cairn Homes	111,767	115
DCC (GBP)	5,230	465
		580
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)	150,000	148
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)	150,000	150
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2)	70,000	63
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2)	215,000	200
CRH America Finance, 3.95%, 4/4/28 (USD) (2)	400,000	452
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)	300,000	319
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2)	315,000	330
		1,662
Total Ireland (Cost $2,137)		2,242

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ISRAEL 0.0%

Corporate Bonds 0.0%
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD)	15,000	15
Total Israel (Cost $15)		15

ITALY 0.8%

Common Stocks 0.7%
Amplifon (1)	18,686	640
Banca Mediolanum	17,588	131
Brunello Cucinelli (1)	2,620	76
Carel Industries	12,944	244
CNH Industrial (1)	14,421	98
De' Longhi (1)	13,505	423
DiaSorin	538	106
Eni	12,357	110
Ferrari	2,885	516
FinecoBank Banca Fineco (1)	40,288	587
Freni Brembo (1)(8)	25,407	230
GVS (1)	9,040	118
Hera	142,759	549
Intesa Sanpaolo (1)	77,993	159
Italgas	47,966	308
Leonardo	15,407	99
Moncler (1)	7,113	275
Prysmian	32,017	819
Telecom Italia	250,140	101
		5,589
Corporate Bonds 0.1%
Enel Finance International, 4.25%, 9/14/23 (USD) (2)	215,000	235
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2)	295,000	319
		554
Total Italy (Cost $5,019)		6,143

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
JAPAN 4.7%

Common Stocks 4.6%
Aida Engineering	10,300	64
Aruhi (8)	11,300	145
Asahi Kasei	30,400	219
Asics	9,900	110
Astellas Pharma	59,700	931
Benefit One	5,100	112
Benesse Holdings	3,100	81
Bridgestone	3,000	88
Capcom	2,600	102
Central Japan Railway	1,500	182
Chugai Pharmaceutical	6,100	275
CyberAgent	9,700	549
Daiichi Sankyo	1,400	124
Daikin Industries	2,900	510
Daio Paper	28,700	390
Daiwa Office Investment	15	79
Demae-Can (8)	7,000	104
Denka	2,000	48
Denso	5,700	211
DIC	9,000	217
Disco	1,300	315
Electric Power Development	13,200	180
en-japan	1,900	46
Ezaki Glico	6,000	278
Fancl	7,500	216
FANUC	2,800	472
Fast Retailing	600	319
Freee KK (1)	5,500	247
Fujitec	21,800	374
Fujitsu	2,200	295
Fujitsu General	16,300	399
Fukuoka Financial Group	6,300	92
GMO Payment Gateway	1,900	199

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hamamatsu Photonics	8,600	374
Hanwa	6,300	112
Heiwa Real Estate	6,900	168
Hikari Tsushin	1,300	282
Hitachi	7,000	210
Hitachi Metals	9,500	124
Honda Motor	5,000	122
Horiba	1,800	93
Hoshino Resorts REIT (8)	75	291
Hoshizaki	10,200	778
Idec	5,000	81
Industrial & Infrastructure Fund Investment (8)	116	218
Japan Tobacco	7,400	126
JFE Holdings	2,000	13
JGC Holdings	8,000	81
JINS Holdings (8)	1,800	122
JMDC (1)	1,300	89
Kansai Paint	13,600	261
Kao	1,500	109
Keyence	1,600	675
Kirin Holdings	14,000	270
Koito Manufacturing	1,700	67
Kubota	26,000	370
Kyowa Kirin	7,000	173
Mabuchi Motor	2,900	87
Maeda	17,300	118
Matsumotokiyoshi Holdings	6,000	200
Media do	200	11
Medley (1)(8)	2,300	65
Mercari (1)	1,500	64
METAWATER	3,200	139
Mitsubishi	9,000	181
Mitsubishi Electric	97,800	1,277
Mitsubishi Estate	10,700	154
Mitsubishi Motors	26,100	51
Mitsubishi UFJ Financial Group	95,500	358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mitsubishi UFJ Lease & Finance	27,000	115
Mitsui Fudosan	28,300	442
Mitsui Fudosan Logistics Park	8	44
Mitsui Mining & Smelting	6,800	144
Miura	9,400	357
Modec	8,000	107
Money Forward (1)	1,700	114
Mori Hills REIT Investment	8	10
Murata Manufacturing	12,700	816
Musashi Seimitsu Industry	10,100	75
Nakanishi	6,500	103
NET One Systems	12,300	479
Nextage (8)	22,300	200
NGK Spark Plug	5,700	77
Nifco	4,100	92
Nintendo	400	176
Nippon Accommodations Fund	6	39
Nippon Ceramic	7,200	138
Nippon Paint Holdings (8)	1,500	103
Nippon Prologis REIT	14	48
Nippon Seiki	17,400	195
Nippon Shokubai	1,900	94
Nippon Soda	3,400	87
Nippon Steel	3,200	26
Nippon Telegraph & Telephone	88,600	2,057
Nipro	14,200	152
Nitto Boseki (8)	2,300	108
NOF	3,600	135
NTT Data	26,900	306
Obara Group	4,000	129
Omron	3,000	216
Oriental Land	1,100	133
ORIX	15,200	164
Otsuka Holdings	20,100	834
Outsourcing	9,200	51
PALTAC	2,300	125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pan Pacific International Holdings	9,500	215
Panasonic	23,900	207
Persol Holdings	24,100	305
Pigeon	1,900	74
Pola Orbis Holdings	3,100	52
Recruit Holdings	17,800	555
Renesas Electronics (1)	16,000	88
Round One	13,500	80
Ryohin Keikaku	4,900	59
Sakata INX	11,300	104
Sakata Seed	2,300	70
Sansan (1)	4,900	241
Sanwa Holdings	16,000	137
Seven & i Holdings	16,200	490
Shimadzu	9,000	230
Shin-Etsu Chemical	200	23
SMC	400	210
SMS	14,400	357
SoftBank	22,400	300
SoftBank Group	19,300	1,217
Solasto	30,900	299
Sompo Holdings	4,600	152
Sony	3,900	303
Stanley Electric	23,400	561
Sumitomo	33,300	370
Sumitomo Densetsu	8,800	180
Sumitomo Electric Industries	21,200	237
Sumitomo Metal Mining	600	18
Sumitomo Mitsui Trust Holdings	5,700	146
Sumitomo Rubber Industries	8,500	71
Sumitomo Seika Chemicals	5,000	159
Suzuki Motor	25,800	847
Taiyo Yuden	2,200	70
Takeda Pharmaceutical	26,146	948
Takeda Pharmaceutical, ADR (USD)	8,185	149
Takuma	5,800	80

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TechnoPro Holdings	5,900	302
Terumo	2,100	79
THK	8,900	210
Tokio Marine Holdings	9,100	384
Tokyo Electron	1,700	470
Tokyo Tatemono	10,800	115
Tosoh	3,100	42
Toyo Tire	10,300	137
Toyota Motor	13,200	784
UT Group (1)(8)	12,900	263
VT Holdings	16,200	48
Welcia Holdings	3,200	293
Yellow Hat	8,400	110
Z Holdings	103,500	550
		37,769
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 (USD)	300,000	309
Panasonic, 2.536%, 7/19/22 (USD) (2)	200,000	206
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)	340,000	369
Toyota Motor, 3.183%, 7/20/21 (USD)	295,000	303
		1,187
Total Japan (Cost $35,693)		38,956

KUWAIT 0.0%

Common Stocks 0.0%
National Bank of Kuwait	53,987	141
Total Kuwait (Cost $163)		141

LUXEMBOURG 0.0%

Common Stocks 0.0%
Shurgard Self Storage	944	37
Total Luxembourg (Cost $30)		37

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
MEXICO 0.1%

Common Stocks 0.1%
Grupo Aeroportuario del Sureste, ADR (USD) (1)	1,669	167
Grupo Mexico, Series B	8,600	22
Industrias Penoles	1,617	24
Wal-Mart de Mexico	138,093	325
		538
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2)	150,000	161
		161
Total Mexico (Cost $755)		699

NETHERLANDS 1.6%

Common Stocks 1.5%
Aalberts	2,731	98
ABN AMRO Bank, CVA	10,316	86
Adyen (1)	301	505
Akzo Nobel	4,388	413
Argenx, ADR (USD) (1)	1,471	339
ASML Holding	5,199	1,848
ASML Holding (USD)	783	277
Corbion	9,576	368
Davide Campari-Milano	45,528	460
EQT (SEK)	7,272	172
IMCD	2,410	249
ING Groep (1)	79,212	552
Intertrust	7,269	135
Just Eat Takeaway. com (1)	1,892	204
Kendrion (1)	2,187	30
Koninklijke DSM	5,589	855
Koninklijke Philips (1)(9)	30,138	1,557
Koninklijke Vopak	6,553	358
NXP Semiconductors (USD) (9)	23,667	2,782
Prosus (1)	6,832	665

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Unilever	9,040	534
Van Lanschot Kempen, CVA	4,239	73
		12,560
Corporate Bonds 0.1%
Cooperatieve Rabobank, 3.125%, 4/26/21 (USD)	250,000	255
ING Groep, 3.55%, 4/9/24 (USD)	255,000	279
Shell International Finance, 3.25%, 5/11/25 (USD)	75,000	84
Unilever Capital, 3.00%, 3/7/22 (USD)	150,000	156
		774
Total Netherlands (Cost $9,800)		13,334

NEW ZEALAND 0.1%
Common Stocks 0.1%
Fisher & Paykel Healthcare	21,670	519
Xero (AUD) (1)	1,931	124
Total New Zealand (Cost $226)		643

NORWAY 0.1%
Common Stocks 0.1%
Aker BP	946	18
DNB (1)	29,514	453
Equinor	27,118	407
Norsk Hydro (1)	14,937	42
Storebrand (1)	40,263	220
Total Norway (Cost $1,058)		1,140

PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	39
Total Panama (Cost $28)		39

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Cia de Minas Buenaventura, ADR (USD)	1,416	17
Credicorp (USD)	4,537	577
Southern Copper (USD)	13,279	580
Total Peru (Cost $1,371)		1,174

PHILIPPINES 0.1%
Common Stocks 0.1%
SM Investments	33,361	609
Universal Robina	98,890	247
Total Philippines (Cost $790)		856

POLAND 0.0%
Common Stocks 0.0%
Powszechny Zaklad Ubezpieczen	15,967	115
		115
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)	55,000	62
		62
Total Poland (Cost $208)		177

PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R (1)	335,163	39
Galp Energia	44,593	467
Jeronimo Martins	42,893	719
Total Portugal (Cost $1,426)		1,225

RUSSIA 0.3%
Common Stocks 0.3%
Alrosa	22,250	21

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Mail. Ru Group, GDR (USD) (1)	9,189	243
MMC Norilsk Nickel	196	52
Polymetal International	1,049	26
Polyus	131	30
Sberbank of Russia, ADR (USD) (1)	134,018	1,590
X5 Retail Group, GDR (USD)	10,424	391
Yandex, Class A (USD) (1)	4,297	247
Total Russia (Cost $2,235)		2,600

SAUDI ARABIA 0.0%
Common Stocks 0.0%
Al Rajhi Bank	15,927	250
		250
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2)	245,000	258
		258
Total Saudi Arabia (Cost $478)		508

SINGAPORE 0.2%
Common Stocks 0.2%
DBS Group Holdings	10,100	146
Frasers Centrepoint Trust	12,000	21
Mapletree Industrial Trust	19,700	47
Sea, ADR (USD) (1)	6,782	829
United Overseas Bank	29,900	421
Wilmar International	78,900	266
		1,730
Corporate Bonds 0.0%
United Overseas Bank, 3.20%, 4/23/21 (USD) (2)	200,000	203
		203
Total Singapore (Cost $1,586)		1,933

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SOUTH AFRICA 0.3%

Common Stocks 0.3%
Anglo American Platinum	452	35
Anglogold Ashanti	1,728	56
Capitec Bank Holdings	3,021	156
Clicks Group	14,105	188
FirstRand	91,119	207
Gold Fields	3,667	48
Impala Platinum Holdings	6,884	61
Naspers, N Shares	5,285	962
Northam Platinum (1)	4,632	37
Sanlam	53,872	191
Shoprite Holdings	47,913	293
Sibanye Stillwater (1)	12,214	35
Total South Africa (Cost $2,697)		2,269

SOUTH KOREA 1.1%

Common Stocks 1.0%
KT	5,461	109
KT, ADR (USD)	9,568	94
LG Household & Health Care	1,304	1,504
NAVER	6,781	1,723
POSCO	686	111
Samsung Electronics	85,355	4,172
SK Hynix	7,576	530
		8,243
Preferred Stocks 0.1%
Samsung Electronics (3)	11,477	479
		479
Total South Korea (Cost $6,162)		8,722

SPAIN 0.6%

Common Stocks 0.5%
Acerinox (1)	39,850	343

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Aedas Homes (1)	22,362	472
Amadeus IT Group, A Shares	14,882	743
Cellnex Telecom	11,155	702
Cellnex Telecom, Rights, 8/11/20 (1)	11,155	47
Cia de Distribucion Integral Logista Holdings	12,202	228
CIE Automotive	4,077	64
Grifols	8,766	255
Iberdrola	27,065	350
Iberdrola, ADR (USD)	75	4
Indra Sistemas (1)	6,446	49
Inmobiliaria Colonial Socimi	25,540	219
Laboratorios Farmaceuticos Rovi	6,766	234
		3,710
Corporate Bonds 0.1%
Banco Santander, 3.49%, 5/28/30 (USD)	200,000	222
Banco Santander, 3.848%, 4/12/23 (USD)	200,000	215
		437
Total Spain (Cost $3,555)		4,147

SUPRANATIONAL 0.0%

Corporate Bonds 0.0%
European Investment Bank, 1.625%, 12/15/20 (USD)	65,000	65
Total Supranational (Cost $65)		65

SWEDEN 0.7%

Common Stocks 0.7%
Ambea (1)	18,456	115
Assa Abloy, B Shares	15,519	343
Atlas Copco, B Shares	500	19
Autoliv, SDR	6,557	429
Avanza Bank Holding	12,431	242
Boliden	4,606	126
Elekta, B Shares (8)	48,748	502
Epiroc, A Shares	27,663	387

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Epiroc, B Shares	2,508	34
Essity, B Shares (1)	7,825	258
Fabege	1,684	22
Getinge, B Shares	5,350	129
Hexagon, B Shares (1)	3,060	200
Hufvudstaden, A Shares	273	4
Husqvarna, B Shares	39,310	376
LM Ericsson, B Shares	42,949	500
Lundin Energy	5,759	134
MIPS	737	31
Nordea Bank (1)	33,472	259
Spotify Technology (USD) (1)	1,133	292
Svenska Cellulosa, Class B (1)	1,578	19
Svenska Handelsbanken, A Shares (1)	30,521	288
Swedbank, A Shares (1)	39,575	643
Thule Group	12,452	370
Trelleborg, B Shares (1)	6,115	95
		5,817
Corporate Bonds 0.0%
Svenska Handelsbanken, 3.35%, 5/24/21 (USD)	100,000	102
		102
Total Sweden (Cost $4,811)		5,919

SWITZERLAND 1.8%

Common Stocks 1.7%
ABB	16,672	419
Adecco Group	1,756	83
Alcon (1)	13,610	823
ams (1)	10,327	174
Barry Callebaut	362	754
Bucher Industries	53	17
DKSH Holding	2,632	169
Flughafen Zurich (1)	515	65
Julius Baer Group	14,446	634
Lonza Group (9)	823	515

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nestle	21,494	2,556
Novartis	26,374	2,172
Partners Group Holding	217	210
PSP Swiss Property	665	74
Roche Holding	8,478	2,936
Sensirion Holding (1)	1,983	96
TE Connectivity (USD)	64	6
Tecan Group	1,043	437
Temenos (8)	927	137
UBS Group	15,752	186
Zur Rose Group (1)	1,023	283
Zurich Insurance Group	3,156	1,167
		13,913
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2)	235,000	251
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(7)	250,000	260
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(7)	300,000	303
		814
Total Switzerland (Cost $11,101)		14,727

TAIWAN 1.0%

Common Stocks 1.0%
China Steel	43,000	29
Largan Precision	8,000	1,044
President Chain Store	35,000	334
Silergy	2,000	120
Taiwan Semiconductor Manufacturing	393,000	5,720
Taiwan Semiconductor Manufacturing, ADR (USD)	1,863	147
Taiwan Union Technology	34,000	158
Uni-President Enterprises	102,910	251
Vanguard International Semiconductor	39,000	126
Wiwynn	6,000	161
Total Taiwan (Cost $4,397)		8,090

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
THAILAND 0.1%

Common Stocks 0.1%
Airports of Thailand	91,300	151
CP ALL (1)	405,400	883
Total Thailand (Cost $953)		1,034

TURKEY 0.0%

Common Stocks 0.0%
BIM Birlesik Magazalar	16,698	170
Total Turkey (Cost $123)		170

UNITED ARAB EMIRATES 0.1%

Common Stocks 0.1%
Air Arabia	254,522	80
First Abu Dhabi Bank	144,799	439
Network International Holdings (GBP) (1)	87,761	463
Total United Arab Emirates (Cost $1,046)		982

UNITED KINGDOM 3.0%

Common Stocks 2.8%
Abcam	19,195	324
AJ Bell	22,189	125
Amcor, CDI (AUD)	55,753	573
Anglo American	3,014	73
Ascential	83,367	293
Ashtead Group	16,237	517
ASOS (1)	17,747	776
AstraZeneca	7,553	834
AstraZeneca, ADR (USD)	8,182	456
Aviva	41,173	142
BHP Group	13,187	285
BP, ADR (USD)	8,500	187
British American Tobacco	4,300	142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BT Group	78,800	101
Bunzl	5,228	150
Burberry Group	8,170	133
Centamin	1,411	4
Clarivate (USD) (1)	16,257	449
Close Brothers Group	3,966	57
Codemasters Group Holdings (1)	15,034	70
Compass Group	14,740	203
Croda International	2,721	203
Derwent London	1,117	42
Diageo	10,293	377
Direct Line Insurance Group	25,456	98
Draper Esprit (1)	27,706	191
DS Smith	4,687	16
Farfetch, Class A (USD) (1)(9)	4,339	111
First Derivatives	5,695	200
Funding Circle Holdings (1)	81,089	96
Genus	4,432	198
GlaxoSmithKline, ADR (USD)	20,924	844
Glencore	24,915	57
Grainger	5,110	19
Great Portland Estates	95,846	739
Helios Towers (1)	90,871	186
Hiscox	23,228	237
HomeServe	38,954	674
Howden Joinery Group	38,422	245
HSBC Holdings	20,867	94
Imperial Brands	6,168	103
Informa	13,128	62
InterContinental Hotels Group	6,288	290
Intermediate Capital Group	16,180	283
Investec	39,400	77
IP Group (1)	41,096	36
IQE (1)	228,605	158
Johnson Matthey	22,213	649
Keywords Studios	9,315	231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kingfisher	95,077	300
LivaNova (USD) (1)	1,915	89
Lloyds Banking Group	948,010	323
London Stock Exchange Group	5,855	647
Meggitt	76,066	266
Melrose Industries	147,383	163
Mondi	24,260	430
Naked Wines	16,353	90
National Grid	24,320	285
Next	5,281	373
Ninety One (1)	11,002	31
Ocado Group (1)	19,039	510
Persimmon (1)	7,404	231
Playtech	53,404	209
Polypipe Group	16,867	89
Reckitt Benckiser Group	3,571	358
RELX	21,461	452
Renishaw	3,091	196
Rightmove	12,060	87
Rio Tinto	5,420	330
Rolls-Royce Holdings	19,106	57
Rotork	28,664	104
Royal Dutch Shell, B Shares	14,799	208
Royal Dutch Shell, Class B, ADR (USD)	5,601	159
Segro	24,698	313
Shaftesbury	1,333	9
Smith & Nephew	26,362	520
Smiths Group	7,301	129
Spirax-Sarco Engineering	1,295	173
SSP Group	19,376	52
Standard Chartered	14,700	73
Syncona (4)	37,285	115
Trainline (1)	62,436	336
Tyman (1)	29,004	67
Unilever	18,489	1,101
UNITE Group (1)	13,918	171

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Victrex	7,502	183
Vodafone Group	135,965	204
Vodafone Group, ADR (USD)	18,483	281
WANdisco (1)	9,990	69
Watches of Switzerland Group (1)	24,930	84
Weir Group	5,984	93
WPP	45,983	341
YouGov	22,449	235
		22,946
Convertible Preferred Stocks 0.0%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $48 (USD)
(1)(5)(6)	116	48
		48
Corporate Bonds 0.2%
Experian Finance, 2.75%, 3/8/30 (USD) (2)	200,000	219
HSBC Holdings, VR, 2.848%, 6/4/31 (USD) (7)	280,000	294
Natwest Group, VR, 4.519%, 6/25/24 (USD) (7)	300,000	327
NatWest Markets, 2.375%, 5/21/23 (USD) (2)	240,000	247
RELX Capital, 3.50%, 3/16/23 (USD)	45,000	48
Vodafone Group, 3.75%, 1/16/24 (USD)	180,000	198
WPP Finance 2010, 3.625%, 9/7/22 (USD)	290,000	303
		1,636
Total United Kingdom (Cost $24,227)		24,630

UNITED STATES 65.8%

Common Stocks 27.2%
Abbott Laboratories	688	69
AbbVie	33,710	3,199
Acadia Realty Trust, REIT	5,314	64
Advanced Micro Devices (1)	11,141	863
AES	9,775	149
AGCO	311	20
Agilent Technologies	9,090	876
Air Products & Chemicals	457	131
Alexander & Baldwin, REIT	1,017	12

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alexandria Real Estate Equities, REIT	909	161
Alexion Pharmaceuticals (1)	4,278	438
Align Technology (1)	17	5
Alphabet, Class A (1)	434	646
Alphabet, Class C (1)	5,997	8,893
Altria Group	11,680	481
Amazon. com (1)	4,105	12,991
Ameren	15,035	1,206
American Campus Communities, REIT	4,995	178
American Electric Power	1,562	136
American International Group	93,853	3,016
Analog Devices	2,061	237
Anthem	5,203	1,425
Apple	17,928	7,620
Applied Materials	41,684	2,681
Aptiv	120	9
Atlassian, Class A (1)	1,025	181
AvalonBay Communities, REIT	1,451	222
Avery Dennison	249	28
Ball	718	53
Bank of America	119,081	2,963
Becton Dickinson & Company	6,560	1,846
Booking Holdings (1)	517	859
Boston Properties, REIT	2,201	196
Boston Scientific (1)	31,229	1,204
Bright Horizons Family Solutions (1)	861	92
Broadcom	4,543	1,439
Cactus, Class A	777	18
Camden Property Trust, REIT	1,879	171
Capital One Financial	15,046	960
Carvana (1)	4,564	707
Caterpillar	2,122	282
Cboe Global Markets	4,109	360
Centene (1)	6,045	394
Ceridian HCM Holding (1)	1,152	90
CF Industries Holdings	1,217	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ChampionX (1)	1,909	18
Charles Schwab	5,715	189
Charter Communications, Class A (1)	1,101	639
Chevron	5,120	430
Chipotle Mexican Grill (1)	250	289
Chubb	6,643	845
Cigna	4,312	745
Cintas	575	174
Citrix Systems	147	21
Clorox	3,626	858
CME Group	6,018	1,000
Coca-Cola	2,206	104
Concho Resources	1,234	65
ConocoPhillips	2,138	80
Constellation Brands, Class A	116	21
Continental Resources	1,501	26
Cooper	1,276	361
CoStar Group (1)	766	651
Coupa Software (1)	152	47
CubeSmart, REIT	2,937	87
Cummins	1,502	290
CVS Health	7,366	464
CyrusOne, REIT	259	22
Danaher	25,964	5,291
Deere	8,789	1,550
Devon Energy	1,993	21
Diamondback Energy	674	27
Digital Realty Trust, REIT	493	79
DocuSign (1)	3,704	803
Dollar General	3,411	649
Dollar Tree (1)	312	29
Douglas Emmett, REIT	4,090	119
DuPont de Nemours	8,392	449
E*TRADE Financial	21,955	1,115
EastGroup Properties, REIT	399	53
Edison International	834	46

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Elanco Animal Health (1)	15,591	368
Electronic Arts (1)	157	22
Eli Lilly	952	143
Entegris	430	31
Entergy	7,649	804
EOG Resources	15,240	714
EPR Properties, REIT	60	2
Equifax	4,685	762
Equinix, REIT	131	103
Equitable Holdings	64,368	1,317
Equity LifeStyle Properties, REIT	1,244	85
Equity Residential, REIT	2,667	143
Essex Property Trust, REIT	558	123
Etsy (1)	641	76
Euronet Worldwide (1)	612	59
Exact Sciences (1)	1,113	105
Exxon Mobil	3,658	154
Facebook, Class A (1)	21,954	5,569
Federal Realty Investment Trust, REIT	535	41
Fidelity National Information Services	11,462	1,677
First Industrial Realty Trust, REIT	271	12
Fiserv (1)	7,198	718
FleetCor Technologies (1)	3,605	932
Fortive	1,422	100
Freeport-McMoRan	4,316	56
FTI Consulting (1)	3,208	383
General Electric	398,437	2,418
Global Payments	10,058	1,790
Goldman Sachs Group	3,229	639
Halliburton	44,922	644
Hartford Financial Services Group	14,373	608
HCA Healthcare	19,715	2,497
Healthcare Realty Trust, REIT	2,620	77
Healthcare Trust of America, Class A, REIT	2,884	80
Hess	1,321	65
Highwoods Properties, REIT	709	27

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hilton Worldwide Holdings	13,117	984
Home Depot	1,172	311
Honeywell International	8,973	1,340
Host Hotels & Resorts, REIT	1,076	12
Hudson Pacific Properties, REIT	2,254	53
Humana	2,309	906
Huntsman	1,151	21
Iac/interactivecorp (1)	1,215	161
IHS Markit	180	14
Incyte (1)	2,369	234
Intercontinental Exchange	5,030	487
International Paper	22,390	779
Intuit	4,552	1,395
Intuitive Surgical (1)	1,957	1,341
Jacobs Engineering Group	7,116	607
JBG SMITH Properties, REIT	14,963	434
Johnson Controls International	4,633	178
JPMorgan Chase	5,450	527
Kansas City Southern	755	130
Keysight Technologies (1)	7,575	757
Kilroy Realty, REIT	708	41
KLA	118	24
Kosmos Energy	8,760	14
L3Harris Technologies	27	4
Lam Research	554	209
Lennar, Class A	7,291	527
Linde	15,722	3,854
Linde (EUR)	1,438	350
Littelfuse	1,647	293
Lululemon Athletica (1)	1,206	393
Magnolia Oil & Gas, Class A (1)	3,104	19
Marathon Petroleum	428	16
Marriott International, Class A	9,792	821
Marsh & McLennan	17,336	2,021
Marvell Technology Group	10,220	373
Mastercard, Class A	6,572	2,028

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Match Group (1)	3,318	341
Maxim Integrated Products	12,797	871
McDonald's	9,952	1,933
Medtronic	6,147	593
MetLife	28,371	1,074
MGM Resorts International	8,066	130
Micron Technology (1)	28,400	1,422
Microsoft	57,924	11,875
Middleby (1)	7,122	592
Molina Healthcare (1)	2,031	375
Monster Beverage (1)	3,780	297
Morgan Stanley	71,841	3,512
Motorola Solutions	3,920	548
MSCI	234	88
National Fuel Gas	385	16
National Retail Properties, REIT	121	4
Netflix (1)	4,843	2,368
Newmont	3,492	242
NextEra Energy	18,500	5,193
NIKE, Class B	368	36
NiSource	18,702	457
Norfolk Southern	6,402	1,230
Northrop Grumman	23	7
Nucor	1,092	46
NVIDIA	4,709	1,999
O'Reilly Automotive (1)	2,020	964
Otis Worldwide	4,527	284
Packaging Corp. of America	14,853	1,428
Paramount Group, REIT	260	2
Parsley Energy, Class A	894	10
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81
(1)(5)(6)	21,572	41
Paycom Software (1)	363	103
PayPal Holdings (1)	11,972	2,347
Pebblebrook Hotel Trust, REIT	299	3
Philip Morris International	17,046	1,309

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Phillips 66	301	19
Pioneer Natural Resources	740	72
Planet Fitness, Class A (1)	6,537	341
PNC Financial Services Group	980	104
PPG Industries	6,006	646
Principal Financial Group	3,431	146
Prologis, REIT	42,962	4,529
Prudential Financial	2,211	140
PS Business Parks, REIT	375	52
Public Service Enterprise	7,402	414
Public Storage, REIT	664	133
Quaker Chemical	199	39
QUALCOMM	27,892	2,946
Rayonier, REIT	1,394	39
RealPage (1)	9,302	586
Realty Income, REIT	244	15
Regency Centers, REIT	1,536	63
Regeneron Pharmaceuticals (1)	26	16
Reliance Steel & Aluminum	586	58
Rexford Industrial Realty, REIT	1,275	60
Rockwell Automation	3,728	813
Roper Technologies	2,783	1,203
Ross Stores	15,866	1,423
Royalty Pharma, Class A (1)	4,150	179
RPM International	761	62
S&P Global	1,249	437
salesforce. com (1)	9,478	1,847
Sanderson Farms	335	37
Schlumberger	1,782	32
Seattle Genetics (1)	308	51
Sempra Energy	27,061	3,368
ServiceNow (1)	4,429	1,945
Sherwin-Williams	194	126
Silgan Holdings	586	22
Simon Property Group, REIT	1,064	66
SL Green Realty, REIT (8)	2,023	94

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Snap, Class A (1)	42,862	961
Southern	23,752	1,297
Spirit Realty Capital, REIT	169	6
Splunk (1)	3,328	698
Stanley Black & Decker	3,370	517
State Street	327	21
Steel Dynamics	698	19
Stryker	9,327	1,803
Sun Communities, REIT	5,843	876
Sunstone Hotel Investors, REIT	5,726	43
Synopsys (1)	5,989	1,193
T-Mobile US (1)	6,139	659
Target	203	26
Teladoc Health (1)	3,743	889
Teledyne Technologies (1)	283	87
Teleflex	33	12
Terreno Realty, REIT	1,492	91
Texas Instruments	14,552	1,856
Thermo Fisher Scientific	8,278	3,427
TJX	7,341	382
Toro	362	26
Twilio, Class A (1)	187	52
Tyson Foods, Class A	19,284	1,185
Ultragenyx Pharmaceutical (1)	2,110	165
Union Pacific	6,151	1,066
United Airlines Holdings (1)	101	3
United Parcel Service, Class B	8,503	1,214
United Rentals (1)	3,052	474
UnitedHealth Group	11,989	3,630
Urban Edge Properties, REIT	1,424	15
Veeva Systems, Class A (1)	666	176
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost
$4 (1)(5)(6)	1	4
VEREIT, REIT	1,018	7
Vertex Pharmaceuticals (1)	4,605	1,253
Visa, Class A	13,904	2,647

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Walmart	148	19
Walt Disney	7,996	935
Waste Connections	1,566	160
Wells Fargo	26,255	637
Welltower, REIT	4,253	228
Westlake Chemical	599	33
Westrock	13,957	375
Weyerhaeuser, REIT	25,368	705
Williams	61,006	1,167
Willis Towers Watson	2,222	467
Wix. com (1)	9,469	2,751
Workday, Class A (1)	2,319	420
WP Carey, REIT	378	27
WPX Energy (1)	2,121	13
Wynn Resorts	237	17
Xcel Energy	426	29
Yum! Brands	20,257	1,844
Zimmer Biomet Holdings	2,481	335
Zoetis	1,164	177
Zoom Video Communications, Class A (1)	1,164	296
		221,546
Convertible Preferred Stocks 0.2%
American Electric Power, 6.125%, 3/15/22	740	38
Becton Dickinson & Company, Series B, 6.00%, 6/1/23	1,012	61
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(5)(6)	163	5
NextEra Energy, 5.279%, 3/1/23	879	43
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$137 (1)(5)(6)	12,707	197
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$159 (1)(5)(6)	10,254	159
Sempra Energy, Series A, 6.00%, 1/15/21	1,265	130
Sempra Energy, Series B, 6.75%, 7/15/21	218	22
Southern, Series A, 6.75%, 8/1/22	7,628	353
Stanley Black & Decker, Series C, STEP, 5.00% (10)	98	116
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $54 (1)(5)(6)	4,095	76

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $9 (1)(5)(6)	687	13
Uipath, Series E, Acquisition Date: 7/9/20, Cost $2 (1)(5)(6)	109	2
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143
(1)(5)(6)	1,669	143
		1,358
Corporate Bonds 3.9%
Abbott Laboratories, 1.15%, 1/30/28	190,000	195
AbbVie, 2.95%, 11/21/26 (2)	145,000	160
AbbVie, 3.60%, 5/14/25	240,000	268
AbbVie, 4.50%, 5/14/35	30,000	37
Agilent Technologies, 3.875%, 7/15/23	65,000	71
AHS Hospital, 5.024%, 7/1/45	20,000	27
AIG Global Funding, 3.35%, 6/25/21 (2)	130,000	133
Air Lease, 2.50%, 3/1/21	85,000	85
Air Lease, 3.50%, 1/15/22	75,000	76
Air Lease, 3.625%, 4/1/27	45,000	44
Alexandria Real Estate Equities, 4.00%, 1/15/24	30,000	33
Altria Group, 2.35%, 5/6/25	40,000	43
Altria Group, 4.75%, 5/5/21	20,000	21
Amazon. com, 2.80%, 8/22/24	50,000	55
Amazon. com, 3.875%, 8/22/37	150,000	194
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	24,555	20
American Airlines PTT, Series 2015-1, Class A, 3.375%, 5/1/27	26,333	22
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32	182,152	168
American Campus Communities Operating Partnership,
3.625%, 11/15/27	230,000	244
American Express, 2.20%, 10/30/20	105,000	105
American International Group, 3.30%, 3/1/21	270,000	274
Anthem, 2.50%, 11/21/20	50,000	50
Anthem, 4.101%, 3/1/28	130,000	154
Anthem, 4.65%, 1/15/43	20,000	27
Aon, 2.20%, 11/15/22	195,000	202
Aon, 2.80%, 3/15/21	65,000	66
Aon, 3.875%, 12/15/25	25,000	29
Appalachian Power, 4.45%, 6/1/45	40,000	51

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Apple, 3.20%, 5/13/25	260,000	292
Apple, 3.20%, 5/11/27	300,000	343
Aptiv, 4.15%, 3/15/24	15,000	17
AT&T, 2.75%, 6/1/31	215,000	230
AT&T, 3.00%, 6/30/22	150,000	156
AutoZone, 3.125%, 4/21/26	170,000	188
AutoZone, 3.75%, 6/1/27	70,000	80
Baltimore Gas & Electric, 3.35%, 7/1/23	225,000	241
Bank of America, 3.50%, 4/19/26	400,000	454
Bank of America, 4.45%, 3/3/26	50,000	58
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.947%,
6/25/22	250,000	250
Bank of America, VR, 3.55%, 3/5/24 (7)	100,000	107
Bank of America, VR, 4.244%, 4/24/38 (7)	120,000	151
Becton Dickinson & Company, 2.823%, 5/20/30	115,000	126
Becton Dickinson & Company, 3.70%, 6/6/27	183,000	209
Berkshire Hathaway, 2.75%, 3/15/23	35,000	37
Berkshire Hathaway Energy, 5.15%, 11/15/43	25,000	36
Biogen, 3.625%, 9/15/22	90,000	96
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	11
Booking Holdings, 3.65%, 3/15/25	30,000	33
Bristol-myers Squibb, 2.90%, 7/26/24	255,000	277
Bristol-Myers Squibb, 3.55%, 8/15/22	250,000	266
Brixmor Operating Partnership, 3.875%, 8/15/22	20,000	21
Brixmor Operating Partnership, 3.90%, 3/15/27	25,000	26
Brixmor Operating Partnership, 4.05%, 7/1/30	80,000	84
Broadcom, 2.20%, 1/15/21	135,000	136
Burlington Northern Santa Fe, 3.05%, 9/1/22	65,000	68
Cameron LNG, 2.902%, 7/15/31 (2)	40,000	44
Cameron LNG, 3.701%, 1/15/39 (2)	30,000	34
Capital One Financial, 3.20%, 1/30/23	230,000	244
Capital One Financial, 3.45%, 4/30/21	135,000	138
Cardinal Health, 3.41%, 6/15/27	125,000	143
Cardinal Health, 3.75%, 9/15/25	80,000	90
Caterpillar Financial Services, 3.15%, 9/7/21	250,000	258
CC Holdings, 3.849%, 4/15/23	25,000	27

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Centra Health, 4.70%, 1/1/48	385,000	463
Charter Communications Operating, 4.50%, 2/1/24	250,000	277
Charter Communications Operating, 4.908%, 7/23/25	50,000	58
Cigna, 3.25%, 4/15/25	250,000	273
Cigna, 3.75%, 7/15/23	117,000	127
Citibank, 3.40%, 7/23/21	250,000	257
Citigroup, 4.45%, 9/29/27	70,000	81
Citigroup, VR, 3.887%, 1/10/28 (7)	315,000	359
Citigroup, VR, 4.075%, 4/23/29 (7)	100,000	117
CMS Energy, 4.875%, 3/1/44	25,000	34
Comcast, 1.95%, 1/15/31	155,000	162
Comcast, 2.65%, 2/1/30	225,000	249
CommonSpirit Health, 2.76%, 10/1/24	95,000	100
CommonSpirit Health, 2.95%, 11/1/22	25,000	26
Concho Resources, 3.75%, 10/1/27	25,000	27
Continental Resources, 4.375%, 1/15/28	73,000	68
Crown Castle International, 3.70%, 6/15/26	40,000	45
Crown Castle International, 4.75%, 5/15/47	30,000	40
Crown Castle Towers, 3.72%, 7/15/23 (2)	125,000	131
CVS Health, 3.25%, 8/15/29	225,000	252
CVS Health, 3.50%, 7/20/22	40,000	42
Daimler Finance North America, 2.30%, 2/12/21 (2)	150,000	151
DCP Midstream Operating, 3.875%, 3/15/23	25,000	25
Delta Air Lines, 3.80%, 4/19/23	75,000	70
Diamondback Energy, 2.875%, 12/1/24	270,000	274
Discover Financial Services, 3.75%, 3/4/25	15,000	16
Discover Financial Services, 3.85%, 11/21/22	95,000	101
Dow Chemical, 3.15%, 5/15/24	90,000	97
Eaton Vance, 3.625%, 6/15/23	15,000	16
Ecolab, 3.25%, 12/1/27	265,000	304
Elanco Animal Health, 4.662%, 8/27/21	30,000	31
Energy Transfer Operating, 5.25%, 4/15/29	120,000	131
Equitable Holdings, 3.90%, 4/20/23	45,000	48
Essex Portfolio, 2.65%, 3/15/32	135,000	146
Eversource Energy, 3.30%, 1/15/28	15,000	17
Express Scripts Holding, 2.60%, 11/30/20	145,000	146

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Federal Realty Investment Trust, 2.55%, 1/15/21	60,000	60
Fidelity National Information Services, 4.25%, 5/15/28	135,000	163
Fifth Third Bancorp, 4.30%, 1/16/24	65,000	72
Fifth Third Bank, 3.35%, 7/26/21	250,000	257
FirstEnergy, Series C, 7.375%, 11/15/31	60,000	86
FirstEnergy Transmission, 4.35%, 1/15/25 (2)	65,000	71
Fiserv, 3.20%, 7/1/26	100,000	113
Florida Gas Transmission, 3.875%, 7/15/22 (2)	20,000	21
Florida Gas Transmission, 4.35%, 7/15/25 (2)	215,000	241
Ford Motor Credit, 3.47%, 4/5/21	200,000	200
GE Capital International Funding, 4.418%, 11/15/35	200,000	207
General Motors, 4.00%, 4/1/25	55,000	59
General Motors Financial, 3.55%, 7/8/22	205,000	213
George Washington University, Series 2014, 4.30%, 9/15/44	15,000	19
Gilead Sciences, 3.25%, 9/1/22	20,000	21
Goldman Sachs Group, 2.75%, 9/15/20	115,000	115
Goldman Sachs Group, 3.00%, 4/26/22	125,000	127
Goldman Sachs Group, 3.50%, 1/23/25	300,000	330
Goldman Sachs Group, 3.85%, 1/26/27	115,000	131
Goldman Sachs Group, 5.15%, 5/22/45	15,000	21
Goldman Sachs Group, 6.75%, 10/1/37	10,000	15
Hackensack Meridian Health, 4.211%, 7/1/48	155,000	198
Harley-Davidson Financial Services, 3.55%, 5/21/21 (2)	200,000	203
Hasbro, 3.00%, 11/19/24	150,000	158
HCA, 4.125%, 6/15/29	235,000	273
Healthcare Realty Trust, 3.625%, 1/15/28	30,000	32
Healthpeak Properties, 2.875%, 1/15/31	45,000	48
High Street Funding Trust I, 4.111%, 2/15/28 (2)	100,000	115
Hyatt Hotels, 3.375%, 7/15/23	30,000	30
Hyundai Capital America, 3.45%, 3/12/21 (2)	170,000	172
Indiana University Health Obligated Group, 3.97%, 11/1/48	145,000	191
Intercontinental Exchange, 3.45%, 9/21/23	275,000	302
Intercontinental Exchange, 3.75%, 12/1/25	75,000	86
International Paper, 5.00%, 9/15/35	35,000	46
Interpublic Group, 3.50%, 10/1/20	30,000	30
Interpublic Group, 4.00%, 3/15/22	55,000	58

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ITC Holdings, 2.70%, 11/15/22	95,000	99
John Deere Capital, 2.35%, 1/8/21	75,000	76
JPMorgan Chase, 3.375%, 5/1/23	410,000	440
JPMorgan Chase, VR, 3.559%, 4/23/24 (7)	125,000	135
JPMorgan Chase, VR, 3.882%, 7/24/38 (7)	160,000	197
Kansas City Southern, 2.875%, 11/15/29	55,000	60
Kansas City Southern, 4.30%, 5/15/43	25,000	32
Kentucky Utilities, 4.375%, 10/1/45	65,000	85
Keurig Dr Pepper, 3.551%, 5/25/21	265,000	272
KeyBank, 3.35%, 6/15/21	260,000	267
KeyCorp, 2.25%, 4/6/27	90,000	96
KeyCorp, 2.90%, 9/15/20	40,000	40
Keysight Technologies, 4.55%, 10/30/24	230,000	261
Kilroy Realty, 3.45%, 12/15/24	40,000	42
Kilroy Realty, 4.25%, 8/15/29	25,000	28
Kilroy Realty, 4.375%, 10/1/25	15,000	17
Kimco Realty, 3.40%, 11/1/22	20,000	21
L3Harris Technologies, 4.854%, 4/27/35	50,000	67
Liberty Mutual Group, 4.25%, 6/15/23 (2)	10,000	11
Liberty Mutual Group, 4.85%, 8/1/44 (2)	20,000	25
Life Storage, 4.00%, 6/15/29	145,000	164
LYB International Finance II, 3.50%, 3/2/27	300,000	336
M&T Bank, 3.55%, 7/26/23	345,000	378
Marsh & McLennan, 3.30%, 3/14/23	10,000	11
Marsh & McLennan, 3.50%, 6/3/24	115,000	126
MassMutual Global Funding II, 1.95%, 9/22/20 (2)	200,000	200
McDonald's, 1.45%, 9/1/25	65,000	67
MedStar Health, 3.626%, 8/15/49	130,000	145
Microchip Technology, 3.922%, 6/1/21	40,000	41
Micron Technology, 2.497%, 4/24/23	85,000	89
Micron Technology, 4.185%, 2/15/27	100,000	115
Microsoft, 4.20%, 11/3/35	90,000	121
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2)	110,000	124
Mississippi Power, 3.95%, 3/30/28	170,000	196
Morgan Stanley, 3.125%, 1/23/23	485,000	516
Morgan Stanley, 4.10%, 5/22/23	200,000	218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Morgan Stanley, 4.30%, 1/27/45	45,000	61
Morgan Stanley, VR, 3.971%, 7/22/38 (7)	135,000	168
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.413%, 9/9/22	210,000	208
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	145,000	147
New York Life Global Funding, 3.25%, 8/6/21 (2)	135,000	139
NextEra Energy Capital Holdings, Series H, 3.342%, 9/1/20	250,000	251
NiSource, 3.49%, 5/15/27	215,000	246
NiSource, 3.95%, 3/30/48	105,000	132
Nissan Motor Acceptance, 3.65%, 9/21/21 (2)	110,000	111
Northern Trust, 3.95%, 10/30/25	25,000	29
Northwestern University, 2.64%, 12/1/50	140,000	156
Nucor, 2.70%, 6/1/30	70,000	76
Nucor, 3.95%, 5/1/28	130,000	152
O'Reilly Automotive, 3.60%, 9/1/27	145,000	167
O'Reilly Automotive, 3.80%, 9/1/22	125,000	132
Occidental Petroleum, 2.60%, 8/13/21	17,000	17
Occidental Petroleum, 2.90%, 8/15/24	210,000	197
Occidental Petroleum, 3.40%, 4/15/26	75,000	68
Omnicom Group, 3.60%, 4/15/26	50,000	56
Omnicom Group, 3.65%, 11/1/24	50,000	55
Oracle, 2.40%, 9/15/23	300,000	317
PACCAR Financial, 3.10%, 5/10/21	175,000	179
Pacific Gas & Electric, 2.10%, 8/1/27	125,000	124
Packaging Corp of America, 3.65%, 9/15/24	15,000	16
PayPal Holdings, 2.40%, 10/1/24	345,000	370
Perrigo Finance Unlimited, 4.375%, 3/15/26	200,000	223
PNC Financial Services Group, 3.30%, 3/8/22	20,000	21
President & Fellows of Harvard College, 3.619%, 10/1/37	25,000	31
Pricoa Global Funding I, 3.45%, 9/1/23 (2)	270,000	294
Principal Financial Group, 2.125%, 6/15/30	160,000	167
Principal Financial Group, 3.30%, 9/15/22	25,000	26
Principal Financial Group, 3.40%, 5/15/25	35,000	39
Prologis, 2.125%, 4/15/27	30,000	32
Protective Life Global Funding, 1.082%, 6/9/23 (2)	205,000	208
Providence Health & Services Obligated Group, 4.379%,
10/1/23	25,000	28

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

QUALCOMM, 3.25%, 5/20/27	107,000	123
QVC, 4.85%, 4/1/24	20,000	21
Regency Centers, 4.125%, 3/15/28	35,000	39
Reinsurance Group of America, 5.00%, 6/1/21	20,000	21
RELX Capital, 3.00%, 5/22/30	100,000	111
Republic Services, 3.375%, 11/15/27	230,000	265
Roper Technologies, 2.95%, 9/15/29	60,000	67
Roper Technologies, 3.00%, 12/15/20	50,000	50
Roper Technologies, 3.80%, 12/15/26	50,000	58
Sabine Pass Liquefaction, 4.20%, 3/15/28	50,000	55
SBA Tower Trust, 2.836%, 1/15/25 (2)	250,000	261
Simon Property Group, 3.375%, 10/1/24	45,000	49
Spectra Energy Partners, 3.375%, 10/15/26	40,000	44
Spectra Energy Partners, 4.75%, 3/15/24	170,000	191
State Street, 2.55%, 8/18/20	65,000	65
State Street, 3.10%, 5/15/23	25,000	27
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (2)	130,000	165
Texas Instruments, 1.375%, 3/12/25	45,000	47
Time Warner Cable, 4.00%, 9/1/21	10,000	10
Time Warner Cable, 6.55%, 5/1/37	13,000	18
Time Warner Cable, 6.75%, 6/15/39	13,000	18
Toyota Motor Credit, 2.95%, 4/13/21	250,000	254
Trinity Health, 4.125%, 12/1/45	25,000	30
Truist Bank, VR, 3.502%, 8/2/22 (7)	350,000	360
Union Pacific, 4.75%, 9/15/41	10,000	13
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26	3,729	3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	321,894	264
UnitedHealth Group, 2.00%, 5/15/30	85,000	90
UnitedHealth Group, 3.75%, 7/15/25	40,000	46
Ventas Realty, 3.25%, 8/15/22	20,000	21
Verizon Communications, 2.625%, 8/15/26	230,000	254
Verizon Communications, 5.15%, 9/15/23	25,000	29
Visa, 2.15%, 9/15/22	90,000	93
Visa, 4.15%, 12/14/35	90,000	120
Vistra Operations, 3.55%, 7/15/24 (2)	135,000	142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Walmart, 3.40%, 6/26/23	300,000	326
Walt Disney, 4.50%, 2/15/21	20,000	20
Walt Disney, 5.65%, 8/15/20	20,000	20
Wells Fargo, 3.069%, 1/24/23	465,000	481
Wells Fargo, 3.50%, 3/8/22	95,000	99
Western Midstream Operating, 4.00%, 7/1/22	20,000	21
Willis North America, 3.60%, 5/15/24	40,000	43
Willis North America, 4.50%, 9/15/28	160,000	193
WP Carey, 3.85%, 7/15/29	215,000	231
		31,689
Asset-Backed Securities 0.4%
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class
A, 2.72%, 11/20/22 (2)	150,000	150
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2)	105,000	106
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%,
10/17/22	9,341	9
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%,
1/17/23	56,851	58
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23	21,641	22
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27	170,000	171
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2)	205,000	219
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class
B, 2.34%, 9/15/22	105,000	105
GM Financial Automobile Leasing Trust, Series 2018-2, Class
A4, 3.16%, 4/20/22	65,000	65
GM Financial Consumer Automobile Receivables Trust, Series
2018-2, Class A3, 2.81%, 12/16/22	86,119	87
GreatAmerica Leasing Receivables Funding, Series 2018-1,
Class A3, 2.60%, 6/15/21 (2)	12,210	12
Hardee's Funding, Series 2018-1A, Class A2I, 4.25%, 6/20/48
(2)	44,213	45
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48
(2)	108,075	110
Hyundai Auto Receivables Trust, Series 2018-A, Class A3,
2.79%, 7/15/22	38,564	39
Jimmy Johns Funding, Series 2017-1A, Class A2I, 3.61%,
7/30/47 (2)	24,250	24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Magnetite XXIII, Series 2019-23A, Class A, CLO, FRN, 3M USD
LIBOR + 1.30%, 1.545%, 10/25/32 (2)	255,000	251
MMAF Equipment Finance, Series 2017-B, Class A3, 2.21%,
10/17/22 (2)	47,554	48
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2)	130,000	135
Navient Private Education Refi Loan Trust, Series 2019-FA,
Class A2, 2.60%, 8/15/68 (2)	125,000	130
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68 (2)	217,810	223
Planet Fitness Master Issuer, Series 2018-1A, Class A2I,
4.262%, 9/5/48 (2)	201,413	201
Santander Retail Auto Lease Trust, Series 2019-A, Class A3,
2.77%, 6/20/22 (2)	100,000	102
Sierra Timeshare Receivables Funding, Series 2015-3A, Class
A, 2.58%, 9/20/32 (2)	10,756	11
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2)	136,065	139
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2)	238,709	247
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2)	89,479	94
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (2)	49,167	51
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25	50,000	52
World Omni Automobile Lease Securitization Trust, Series 2018-
A, Class B, 3.06%, 5/15/23	260,000	261
		3,167
Non-U. S. Government Mortgage-Backed Securities 0.6%
Ashford Hospitality Trust, Series 2018-ASHF, Class A, ARM, 1M
USD LIBOR + 0.90%, 1.075%, 4/15/35 (2)	140,209	131
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 1.105%, 12/15/36 (2)	150,000	141
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
D, ARM, 1M USD LIBOR + 2.16%, 2.335%, 11/25/34 (2)	50,000	46
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2)	100,000	101
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49	55,000	61
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58	25,000	28

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Citigroup Commercial Mortgage Trust, Series 2017-P7, Class
AS, 3.915%, 4/14/50	100,000	111
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
A, 2.647%, 12/10/41 (2)	100,000	104
Commercial Mortgage Trust, Series 2014-LC15, Class B, ARM,
4.599%, 4/10/47	45,000	47
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48	40,000	44
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48	60,000	66
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48	100,000	111
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.272%, 11/25/29	140,740	137
Deephaven Residential Mortgage Trust, Series 2018-1A, Class
A1, CMO, ARM, 2.976%, 12/25/57 (2)	23,965	24
Deephaven Residential Mortgage Trust, Series 2019-2A, Class
A1, CMO, ARM, 3.558%, 4/25/59 (2)	53,693	54
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2)	84,350	85
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2)	165,000	158
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (2)	41,382	43
Galton Funding Mortgage Trust, Series 2019-H1, Class A1,
CMO, ARM, 2.657%, 10/25/59 (2)	85,970	88
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59 (2)	82,628	84
Galton Funding Mortgage Trust, Series 2020-H1, Class A1,
CMO, ARM, 2.31%, 1/25/60 (2)	106,123	108
Goldman Sachs Mortgage Securities Trust, Series 2019-GSA1,
Class B, 3.511%, 11/10/52	110,000	113
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46	175,000	181
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32,
Class A4, 3.764%, 7/10/48	25,000	28
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9,
Class A4, ARM, 3.992%, 3/10/51	65,000	75
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.808%, 12/15/36 (2)	70,000	65
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1,
CMO, ARM, 3.766%, 6/25/48 (2)	45,383	45

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (2)	82,346	83
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (2)	82,346	83
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	50,000	56
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	65,000	73
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2)	158,272	162
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2)	187,427	193
JPMorgan Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 1.015%, 8/25/50 (2)	41,053	41
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2)	72,983	75
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (2)	100,785	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48	35,000	38
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47	85,000	94
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47	155,000	170
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49	25,000	27
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36 (2)	130,000	97
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 1.764%, 4/15/32 (2)	100,000	90
New Residential Mortgage Loan Trust, Series 2019-NQM5,
Class A1, CMO, ARM, 2.71%, 11/25/59 (2)	147,063	150
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.272%, 10/25/59 (2)	80,214	81
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (2)	15,000	15
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO,
ARM, 3.50%, 2/25/48 (2)	31,069	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2)	57,031	59
Sequoia Mortgage Trust, Series 2018-CH4, Class A11, CMO,
ARM, 4.00%, 10/25/48 (2)	43,020	43
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2)	69,450	70
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A1, CMO, ARM, 2.61%, 9/27/49 (2)	77,747	78
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO,
ARM, 2.75%, 5/25/55 (2)	27,717	28
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2)	81,353	85
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2)	61,915	64
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO,
ARM, 3.626%, 3/25/58 (2)	47,131	47
Verus Securitization Trust, Series 2019-4, Class A1, CMO,
STEP, 2.642%, 11/25/59 (2)	168,142	171
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2)	191,571	194
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58	41,000	45
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48	100,000	111
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58	75,000	83
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class B, 3.671%, 12/15/52	155,000	168
		5,231
U. S. Government & Agency Mortgage-Backed Securities
0.0% (11)
Federal Home Loan Mortgage
2.777%, 4/25/23	9,551	10
2.952%, 2/25/27	31,138	33
		43
U. S. Government Agency Obligations (Excluding Mortgage-
Backed) 4.8%
U. S. Treasury Bonds, 1.25%, 5/15/50	225,000	228
U. S. Treasury Bonds, 1.125%, 5/15/40 (9)(12)	1,190,000	1,222

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U. S. Treasury Bonds, 2.00%, 2/15/50	300,000	360
U. S. Treasury Bonds, 2.50%, 2/15/45	145,000	186
U. S. Treasury Bonds, 2.75%, 11/15/42	65,000	86
U. S. Treasury Bonds, 2.75%, 8/15/47 (9)(12)	5,915,000	8,070
U. S. Treasury Bonds, 2.875%, 8/15/45 (12)	570,000	783
U. S. Treasury Bonds, 3.00%, 11/15/44 (12)	395,000	551
U. S. Treasury Bonds, 3.00%, 11/15/45 (12)	435,000	611
U. S. Treasury Bonds, 3.00%, 2/15/47 (12)	220,000	312
U. S. Treasury Bonds, 3.00%, 5/15/47	100,000	142
U. S. Treasury Bonds, 3.00%, 2/15/48 (9)	740,000	1,058
U. S. Treasury Bonds, 3.00%, 8/15/48	150,000	215
U. S. Treasury Bonds, 3.125%, 11/15/41	410,000	575
U. S. Treasury Bonds, 3.125%, 8/15/44 (9)	610,000	866
U. S. Treasury Bonds, 3.50%, 2/15/39	50,000	73
U. S. Treasury Inflation-Indexed Bonds, 0.125%, 7/15/30	215,002	241
U. S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	802,156	1,006
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	108,929	139
U. S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	174,193	238
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	200,077	277
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	114,370	162
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	137,553	198
U. S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	24,203	35
U. S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	200,229	236
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	20,166	31
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	44,490	70
U. S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	1,081,120	1,482
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22	820,749	836
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,093,756	1,124
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	1,810,143	1,866
U. S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	1,156,225	1,227
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	1,563,377	1,664
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	854,642	925
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	809,589	898
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	317,064	338
U. S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,282,006	1,436
U. S. Treasury Inflation-Indexed Notes, 0.25%, 2/15/50	126,653	154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	997,075	1,047
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	29,732	32
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	113,199	126
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	200,270	213
U. S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	197,598	221
U. S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	1,672,196	1,751
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	404,373	430
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	1,211,773	1,334
U. S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	267,612	308
U. S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28	35,492	43
U. S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29	493,205	646
U. S. Treasury Notes, 0.125%, 4/30/22 (9)	300,000	300
U. S. Treasury Notes, 0.25%, 5/31/25	1,325,000	1,328
U. S. Treasury Notes, 0.375%, 3/31/22	740,000	743
U. S. Treasury Notes, 0.625%, 5/15/30	255,000	257
U. S. Treasury Notes, 1.875%, 9/30/22	25,000	26
U. S. Treasury Notes, 2.125%, 8/15/21	10,000	10
		38,736
Municipal Securities 0.2%
California, Build America, GO, 7.625%, 3/1/40	35,000	63
Florida Dev. Finance, Nova Southeastern Univ. , Series B,
4.109%, 4/1/50	390,000	395
Florida State Board of Administration Fin. Corp. , Series A,
2.638%, 7/1/21	45,000	46
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29	15,000	17
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	15,000	24
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42	175,000	190
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	20,000	25
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	15,000	18
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40	160,000	221

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42	90,000	98
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57	128,000	196
New York State Dormitory Auth. , Build America, 5.628%,
3/15/39	15,000	20
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	5,000	5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	20,000	22
South Carolina Public Service Auth. , Series D, 2.388%, 12/1/23	25,000	26
Texas A&M Univ. , Series B, 3.33%, 5/15/39	250,000	273
Univ. of California Regents, Build America, 5.77%, 5/15/43	15,000	22
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	25,000	31
Virginia Commonwealth Univ. Health System Auth. , Series A,
4.956%, 1/1/44	25,000	33
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36	110,000	121
		1,846
Bond Mutual Funds 21.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.24%
(13)(14)	3,538,669	34,750
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 4.06% (13)(14)	3,475,644	20,993
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.89% (13)(14)	3,764,949	30,760
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 3.66% (13)(14)	1,210,227	11,437
T. Rowe Price Institutional High Yield Fund - Institutional Class,
4.36% (13)(14)	2,153,190	18,388
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.23% (13)(14)	681,521	6,979
T. Rowe Price International Bond Fund - I Class, 1.16% (13)(14)	2,128,489	20,050
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 1.38%
(13)(14)	6,036,440	30,725
		174,082

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Private Investment Companies 7.1%
Blackstone Partners Offshore Fund (1)(6)	48,982	57,798
		57,798
Short-Term Investments 0.0%
U. S. Treasury Bills, 0.76%, 10/22/20	50,000	50
		50
Total United States (Cost $452,153)		535,546

SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Treasury Reserve Fund, 0.17% (13)(15)	36,327,865	36,328
Total Short-Term Investments (Cost $36,328)		36,328

SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.25% (13)(15)	144,601	1,446
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		1,446
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.25% (13)(15)	7,524	75
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		75
Total Securities Lending Collateral (Cost $1,521)		1,521

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 100.2%
(Cost $694,232)	$817,149
Other Assets Less Liabilities (0.2)%	(2,023)
Net Assets 100.0%	$815,126

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,104 and represents 2.1% of net assets.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	Organized as a closed-end management investment company.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $919 and represents 0.1% of net assets.
(6)	Level 3 in fair value hierarchy.
(7)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(8)	All or a portion of this security is on loan at July 31, 2020.
(9)	All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2020.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	At July 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	Affiliated Companies
(14)	SEC 30-day yield
(15)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipts
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description	Contracts	Notional Amount	Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
9/18/20 @ $82.00	1,030	8,795	(65)
iShares iBoxx High Yield Corporate Bond ETF, Put,
10/16/20 @ $82.00	455	3,885	(51)
S&P 500 Index, Call, 8/21/20 @ $3,250.00	18	5,888	(124)
S&P 500 Index, Call, 9/18/20 @ $3,400.00	12	3,926	(38)
S&P 500 Index, Call, 10/16/20 @ $3,425.00	18	5,888	(90)
S&P 500 Index, Put, 8/21/20 @ $2,800.00	18	5,888	(6)
S&P 500 Index, Put, 9/18/20 @ $2,800.00	28	9,159	(48)
S&P 500 Index, Put, 9/18/20 @ $2,900.00	12	3,925	(30)
S&P 500 Index, Put, 10/16/20 @ $2,875.00	18	5,888	(85)
U. S. Treasury Long Bond futures contracts, Call,
9/25/20 @ $185.00	38	6,842	(34)
U. S. Treasury Long Bond futures contracts, Put,
9/25/20 @ $175.00	38	6,842	(25)
Total Exchange-Traded Options Written (Premiums $(850))			$(596)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts in 000s, except for contracts)

OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan
Chase	Farfetch, Call, 10/16/20 @ $25.00	3	8	(1)
JPMorgan
Chase	Farfetch, Call, 10/16/20 @ $26.00	5	13	(2)
Morgan	Koninklijke Philips, Call, 8/21/20 @
Stanley	48.00 (EUR)	2	9	—
JPMorgan	Lonza Group, Call, 8/21/20 @ 590.00
Chase	(CHF)	2	114	—
JPMorgan	NXP Semiconductors, Call, 9/18/20 @
Chase	$120.00	4	47	(2)
JPMorgan	NXP Semiconductors, Call, 9/18/20 @
Chase	$130.00	2	23	(1)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$150.00	3	35	(1)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$145.00	1	12	—
Total OTC Options Written (Premiums $(8))				$(7)
Total Options Written (Premiums $(858))				$(603)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
BNP Paribas	8/4/20	AUD	4,257	USD	3,052$	(11)
BNP Paribas	8/4/20	NOK	2,225	USD	245	(1)
BNP Paribas	8/4/20	NZD	218	USD	145	(1)
BNP Paribas	8/4/20	SEK	12,592	USD	1,440	(6)
BNP Paribas	8/4/20	SGD	680	USD	496	(1)
BNP Paribas	9/2/20	USD	3,086	AUD	4,303	11
BNP Paribas	9/2/20	USD	243	NOK	2,201	1
BNP Paribas	9/2/20	USD	147	NZD	221	1
BNP Paribas	9/2/20	USD	1,449	SEK	12,665	6
BNP Paribas	9/2/20	USD	478	SGD	655	1
Canadian Imperial Bank of
Commerce	8/4/20	USD	234	NOK	2,259	(14)
Citibank	8/4/20	USD	14,333	EUR	12,733	(667)
Goldman Sachs	8/4/20	USD	135	ILS	467	(2)
Goldman Sachs	8/4/20	USD	496	SGD	691	(7)
HSBC Bank	8/4/20	USD	1,050	DKK	6,958	(50)
JPMorgan Chase	8/4/20	AUD	65	USD	45	1
JPMorgan Chase	8/4/20	CHF	66	USD	70	2
JPMorgan Chase	8/4/20	CHF	4,310	USD	4,739	(26)
JPMorgan Chase	8/4/20	DKK	106	USD	16	1
JPMorgan Chase	8/4/20	DKK	6,852	USD	1,088	(4)
JPMorgan Chase	8/4/20	EUR	193	USD	218	10
JPMorgan Chase	8/4/20	EUR	12,540	USD	14,827	(55)
JPMorgan Chase	8/4/20	GBP	78	USD	97	5
JPMorgan Chase	8/4/20	GBP	5,076	USD	6,662	(17)
JPMorgan Chase	8/4/20	HKD	166	USD	21	—
JPMorgan Chase	8/4/20	HKD	10,809	USD	1,395	—
JPMorgan Chase	8/4/20	ILS	7	USD	2	—
JPMorgan Chase	8/4/20	ILS	460	USD	135	—
JPMorgan Chase	8/4/20	JPY	18,502	USD	172	3
JPMorgan Chase	8/4/20	JPY	1,200,044	USD	11,348	(11)
JPMorgan Chase	8/4/20	NOK	34	USD	4	—
JPMorgan Chase	8/4/20	NZD	3	USD	2	—
JPMorgan Chase	8/4/20	SEK	194	USD	21	1
JPMorgan Chase	8/4/20	SGD	11	USD	8	—
JPMorgan Chase	8/4/20	USD	1,416	HKD	10,975	—
JPMorgan Chase	8/14/20	USD	117	JPY	12,475	(1)
JPMorgan Chase	9/2/20	USD	4,656	CHF	4,231	26
JPMorgan Chase	9/2/20	USD	1,107	DKK	6,970	4
JPMorgan Chase	9/2/20	USD	14,391	EUR	12,164	53
JPMorgan Chase	9/2/20	USD	6,225	GBP	4,743	15
JPMorgan Chase	9/2/20	USD	1,354	HKD	10,492	—
JPMorgan Chase	9/2/20	USD	135	ILS	460	—
JPMorgan Chase	9/2/20	USD	11,032	JPY	1,166,258	10
Morgan Stanley	8/4/20	USD	11,307	JPY	1,218,546	(205)
Morgan Stanley	8/4/20	USD	142	NZD	221	(4)
State Street	8/4/20	USD	2,980	AUD	4,322	(107)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
State Street	8/4/20	USD	4,625CHF	4,376	(160)
State Street	8/4/20	USD	6,375GBP	5,154	(372)
State Street	8/4/20	USD	1,375SEK	12,786	(82)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(1,653)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 61 MSCI EAFE index	9/20	(5,532) $	(104)
Long, 584 Russell 2000 E-Mini Index contracts	9/20	43,152	2,027
Short, 19 S&P 500 E-Mini Index contracts	9/20	(3,100)	(206)
Long, 32 U.S. Treasury Long Bond contracts	9/20	5,833	128
Long, 54 U. S. Treasury Notes five year contracts	9/20	6,811	36
Short, 12 U. S. Treasury Notes ten year contracts	9/20	(1,681)	(18)
Short, 1 U. S. Treasury Notes two year contracts	9/20	(221)	—
Long, 5 Ultra U.S. Treasury bonds contracts	9/20	1,138	46
Short, 17 Ultra U. S. Treasury Notes ten year contracts	9/20	(2,707)	(20)
Net payments (receipts) of variation margin to date			(2,154)

Variation margin receivable (payable) on open futures contracts			$(265)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$(265)	$1,775	$—
T. Rowe Price Emerging Markets
Local Currency Bond Fund – I
Class	(367)	(300)	—
T. Rowe Price Institutional
Emerging Markets Bond Fund	(332)	(827)	1,079
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class	(35)	(381)	347
T. Rowe Price Institutional High
Yield Fund - Institutional Class	(62)	(359)	675
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	(69)	57	185
T. Rowe Price International
Bond Fund - I Class	(526)	1,185	213
T. Rowe Price Ultra Short-Term
Bond Fund - I Class	—	243	502
T. Rowe Price Treasury Reserve
Fund	—	—	104
T. Rowe Price Short-Term Fund	—	—	—++
Affiliates not held at period end	(1,247)	281	52
Totals	$(2,903) #	$1,674	$3,157+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Dynamic
Global Bond Fund - I Class $	14,393	$23,617	$5,035	$34,750
T. Rowe Price Emerging
Markets Local Currency
Bond Fund – I Class	21,316	2,884	2,907	20,993
T. Rowe Price Institutional
Emerging Markets Bond
Fund	30,181	2,965	1,559	30,760
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class	9,353	2,750	285	11,437
T. Rowe Price Institutional
Frontier Market Equity Fund	4,029	52	4,362	—
T. Rowe Price Institutional
High Yield Fund -
Institutional Class	15,730	3,330	313	18,388
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	7,304	936	1,318	6,979
T. Rowe Price International
Bond Fund - I Class	17,951	4,441	3,527	20,050
T. Rowe Price Ultra Short-
Term Bond Fund - I Class	29,978	504	—	30,725
T. Rowe Price Treasury
Reserve Fund	14,187	¤	¤	36,328
T. Rowe Price Short-Term
Fund	2,701	¤	¤	1,521
Total				$211,931	^

#	Capital gain distributions from mutual funds represented $124 of the net realized gain
(loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $3,157 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $211,869.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Allocation Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The

T. ROWE PRICE GLOBAL ALLOCATION FUND

objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$96,778	$—	$96,778
Bond Mutual Funds	174,082	—	—	174,082
Common Stocks	248,640	198,231	102	446,973
Convertible Preferred Stocks	—	763	817	1,580
Preferred Stocks	—	2,039	—	2,039
Private Investment Companies	—	—	57,798	57,798
Short-Term Investments	36,328	50	—	36,378
Securities Lending Collateral	1,521	—	—	1,521
Total Securities	460,571	297,861	58,717	817,149
Forward Currency Exchange Contracts	—	151	—	151
Total	$460,571	$298,012	$58,717	$817,300
Liabilities
Options Written	$59	$544	$—	$603
Forward Currency Exchange Contracts	—	1,804	—	1,804
Futures Contracts	265	—	—	265
Total	$324	$2,348	$—	$2,672

1 Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2020, totaled $(153,000) for the period ended July 31, 2020.

T. ROWE PRICE GLOBAL ALLOCATION FUND

($000 s)	Beginning Balance	Gain (Loss)				Ending Balance
	11/1/19	During Period	Total Purchases		Total Sales	7/31/20
Investment in Securities
Common Stocks	$138	$(36)	$—	$	— $	102
Convertible Preferred
Stocks	229	148	440		—	817
Private Investment
Companies	72,436	(138)	5,500		(20,000)	57,798
Total	$72,803	$(26)	$5,940		$(20,000) $	58,717

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market		Valuation	Significant	Value or		Weighted		Impact to
Securities	Value		Technique(s) +	Unobservable Input(s)	Range of		Average of		Valuation from
	(000	s)			Input(s)		Input(s) *		an Increase in
									Input**

Common Stock	$102		Recent	-#	-#		-#		-#
			comparable
			transaction
			price(s)
				Market performance	14% - 26%		25%		Decrease
				adjustment
			Market	Enterprise Value to	18.4	x	18.4	x	Increase
			comparable	Gross Profit Multiple
				Enterprise Value to	7.2	x	7.2	x	Increase
				Sales Multiple
				Projected Enterprise	10.4	x	10.4	x	Increase
				Value to EBITDA
				Multiple
				Enterprise Value to	7.9	x	7.9	x	Increase
				EBITDA Multiple
				Discount for lack of	10%		10%		Decrease
				marketability
				Market performance	14% - 26%		25%		Decrease
				adjustment
			Expected	Discount rate for cost of	23%		23%		Decrease
			present value	equity
Convertible	$817		Recent	-#	-#		-#		-#
Preferred			comparable
Stocks			transaction
			price(s)
				Market performance	26%		26%		Decrease
				adjustment
Private	$57,798		Rollforward of	Estimated return	0.65%		0.65%		Increase
Investment			Investee NAV
Companies

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.